Earnings (Loss) Per Share (Details) - Schedule of profit (loss) attributed to ordinary shareholders (basic) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of profit (loss) attributed to ordinary shareholders (basic) [Abstract]
Total comprehensive income (loss) for the year	$ 435	$ (2,954)	$ (763)